FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of the Company's SEPA Liability (Parenthetical) (Details) - SEPA Liability [Member]	3 Months Ended
Jun. 30, 2025 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage of common stock issued	50.00%
Commitment fee	$ 1,000,000
Percentage of commitment fee payable	1.00%
Percentage of commitment fee to be paid on execution of agreement	50.00%
Percentage of commitment fee to be paid after ninety days of execution	50.00%
Number of execution days	90 days